Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Instruments
NOTE 23: FINANCIAL INSTRUMENTS
Financial instruments not reported at fair value on statement of financial position
The carrying and fair values of financial instruments that are not reported at fair value in the consolidated financial statements were as follows for the current and comparative periods:

(€’000)	As at December 31, 2020
	Loans and receivables	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 117	2 117
Other non-current assets	293	293
Trade receivables and other current assets	615	615
Short-term investments	—	—
Cash and cash equivalents	17 234	17 234

Total	20 259	20 259

For the above-mentioned financial assets, the carrying amount as per December 31, 2020 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2020
	Loans and receivables	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	37	37
Lease liabilities	3 602	3 602
RCAs liability	4 590	4 590
Trade payables	4 736	4 736

Total	12 965	12 965

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2020 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2019
	Loans and receivables	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 432	2 432
Other non-current assets	257	257
Trade receivables and other current assets	558	558
Short-term investments	0	0
Cash and cash equivalents	39 338	39 338

Total	42 586	42 586

For the above-mentioned financial assets, the carrying amount as per December 31, 2019 is a reasonable approximation of their fair value.

As at December 31, 2019
(€’000)	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	229	229
Finance lease liabilities	4 134	4 134
RCAs liability	4 484	4 484
Trade payables and other current liabilities	6 969	6 969

Total	15 817	15 817

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2019 is a reasonable approximation of their fair value.
Financial instruments reported at fair value on statement of financial position
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs.

(€’000)
	Level I	Level II	Level III	Total
Assets
Investment in equity securities	—	—	—	—

Total Assets	—	—	—	—

Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	15 526	15 526

Total Liabilities	—	—	15 526	15 526

After initial recognition, contingent consideration liabilities are re-measured at fair value with changes in fair value recognized in profit or loss in accordance with IFRS 3. The calculations use cash flow projections based on business plan ending in 2040 based on probability of success of CYAD-02 and CYAD-101 product candidates (eligible for milestone payments to Dartmouth and Celdara as disclosed within note 33) as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-02 and CYAD-101.
The change in the balance is detailed as follows:

(€’000)	For the year ended
	2020	2019
Opening balance Contingent consideration at January 1,	24 754	25 187
Milestone payment	—	—
Fair value adjustment	(9 228)	(433)
Closing balance Contingent consideration at December 31,	15 526	24 754

Total—Contingent consideration and Other financial liabilities at 31 December	15 526	24 754

The contingent consideration and other financial liabilities refer to the acquisition of the Group’s immuno-oncology platform and corresponds to the fair value of the potential future payments due to Celdara Medical, LLC and Dartmouth College. The liability evolution reflects the development of the Group’s product candidates using CAR-T technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of its underlying business plans and revenue forecast.
There has not been any change in valuation technique in 2020 compared to 2019. The valuation is prepared by the Finance Team on a quarterly basis and reviewed by the Management. The Management’s key assumptions about projected cash flows when determining fair value less costs to sell are the same key assumptions than for impairment testing purposes (see note 3). These key assumptions are i) the discount rate (WACC), ii) the projected revenue and iii) the probabilities of success (PoS) for the Group’s product candidates to get commercialized.
The liability decrease at December 31, 2020 is due to the fair value adjustment, mainly driven by updated assumptions associated with the timing of the potential commercialization of our autologous AML/MDS CAR T program after the Group’s decision to discontinue the development of first-generation, autologous CAR T candidate CYAD-01 based on clinical futility observed to date from the Phase 1 THINK trial while the preliminary data from CYCLE-1 trial evaluating next-generation autologous CYAD-02 showed encouraging clinical results. The decrease of the liability is also driven by USD foreign exchange rate update as of December 31, 2020.
The contingent consideration liability captures the commitments disclosed under note 33. It does not include any amount for contingent consideration payable relating to any sub-licensing agreements entered into or to be entered into by the Group for the reasons that:

•	any contingent consideration payable would be due only when the Group earns revenue from such sub-licensing agreements, and in an amount representing a fraction of that revenue; and

•	the development of the underlying product candidates by the sub-licensees is not under the Group’s control, making a reliable estimate of any future liability impossible.
Contingent consideration liability sensitivity analysis
A sensitivity analysis has been performed on the key assumptions driving the fair value of the contingent consideration liability. The key assumptions are i) the discount rate (WACC), ii) the projected revenue and iii) the probabilities of success (PoS) for the Group’s product candidates to get commercialized.

	Discount rate (WACC)
	13.3%	14.0%	14.8%	15.5%	16.3%
Cont. consideration (€ million)	17.0	16.2	15.5	14.9	14.2
Impact (%)	9%	4%	—	-4%	-9%

	Projected revenue
	95.0%	97.5%	100.0%	102.5%	105.0%
Cont. consideration (€ million)	15.0	15.3	15.5	15.8	16.1
Impact (%)	-3%	-2%	—	2%	3%
To determine the contingent consideration liability, the Group used the same PoS than for impairment testing purposes (see note 7):

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8.1%
CYAD-101	100%	64%	23%	34%	80%	4.0%

In order to assess the sensitivity to this driver, the Group applies here an incremental probability factor to the bottom-line cumulative PoS disclosed below:

	Probabilities of Success
	-20%	-10%	PoS model	10%	20%
Cont. consideration (€ million)	12.4	14.0	15.5	17.1	18.6
Impact (%)	-20%	-10%	—	10%	20%